                                              UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                        Washington, D.C. 20549

                                               FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                      INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code:   9800 FREDERICKSBURG ROAD
                                                                                              SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                                                    USAA MUTUAL FUNDS TRUST
                                                                                   9800 FREDERICKSBURG ROAD
                                                                                   SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA CAPITAL GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2010

[LOGO OF USAA]
   USAA(R)

                                           [GRAPHIC OF USAA CAPITAL GROWTH FUND]

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       SEMIANNUAL REPORT
       USAA CAPITAL GROWTH FUND
       JANUARY 31, 2010

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FUND OBJECTIVE

CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invests primarily in equity securities. The Fund may invest up to 100% of its assets in foreign securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

    Portfolio of Investments                                                  12

    Notes to Portfolio of Investments                                         22

    Financial Statements                                                      24

    Notes to Financial Statements                                             27

EXPENSE EXAMPLE                                                               40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"I EXPECT THIS RECOVERY TO PROCEED AT
A SLOWER PACE THAN THOSE IN RECENT                 [PHOTO OF DANIEL S. McNAMARA]
MEMORY."

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FEBRUARY 2010

The U.S. economy appears to be on the mend. As the reporting period ended, the federal government announced that the U.S. gross domestic product grew 5.9%
during the fourth quarter of 2009. The strong showing followed a 2.2% expansion in the third quarter. While these numbers are encouraging, it is still too early to declare that a long-term sustainable recovery has begun. Much of the growth has been the result of inventory reduction, driven largely by the government's
"cash for clunkers" auto rebate program and its first-time homebuyer tax credit.
Consumers took advantage of the incentives to make purchases they might have put off for a few years, but when the programs ended so did most of the spending.

There are also other obstacles to a sustained recovery. Although housing prices have stabilized, the residential real estate market is fragile. Unemployment remains high. Companies are making do with less, delaying hiring, and continuing to lay off workers. While this may increase productivity and the financial bottom line of individual businesses, it also acts as a drag on consumer spending and on the speed at which the economy will return to more historically normal levels of growth. As a result, I expect this recovery to proceed at a slower pace than those in recent memory.

Nevertheless, I am cautiously optimistic. Improved economic conditions may give the Federal Reserve Board (the Fed) the flexibility to pull back at least some of the stimulus money it pumped into the financial system. Caution is essential. If the Fed governors unwind the stimulus too soon,

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2  | USAA CAPITAL GROWTH FUND
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they could stall the recovery. An inordinate delay could unleash inflation. At the very least, the Fed is likely to keep short-term interest rates low until the recovery is well underway. As I write to you, inflation does not appear to be an immediate threat because employment remains weak and excess capacity remains high. As a result, most businesses lack pricing power. However, I am concerned about the projections for continued deficit spending, which could feed inflation as the decade progresses.

So, how do we invest in this challenging environment? Money market yields are at record lows. Bonds have experienced a remarkable rally, but their prices have moved close to historic norms. Equities, which rebounded from their March 2009 lows, gave back some of their gains toward the end of the reporting period.

Under the circumstances, I plan to keep my guard up and stay focused on my investment plan. During the market decline, many investors were not appropriately positioned relative to their time horizon or risk tolerance. With this in mind, I recently took some time to reflect on my own goals, reconsider my risk tolerance, make a few changes to my investment strategy, and reposition my portfolio. I encourage you to do the same. If you would like assistance, please call one of our trained service representatives. They are available to help you -- free of charge.

At USAA Investment Management Company, we are proud to provide you with what we consider an exceptional value -- outstanding service, world-class investment talent, and a broad array of no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MICHAEL P. McELROY]                          [PHOTO OF ADAM J. PETRYK]

   MICHAEL P. McELROY, CFA                                ADAM J. PETRYK, CFA
   Batterymarch Financial                                 Batterymarch Financial
   Management, Inc.                                       Management, Inc.

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o HOW DID THE USAA CAPITAL GROWTH FUND (THE FUND) PERFORM?

  For the six-month period ended January 31, 2010, the Fund had a total return of 6.54%. This compares to returns of 8.29% for the Lipper Global Funds Index and 8.03% for the MSCI World Index (the Index).

o PLEASE DISCUSS THE FUND'S PERFORMANCE DURING THE SIX-MONTH REPORTING PERIOD.

  Batterymarch uses a disciplined framework to compare global stocks across multiple perspectives based on proven fundamentals. These include measures of growth and value as well as other dimensions such as cash flow, earnings growth, and analyst expectations. For much of the financial crisis, our process struggled in a market that was more driven by government intervention and investor sentiment than it was by individual company fundamentals. The good news is that situation began to change during the reporting period, with market participants re-focusing on fundamentals.

  Refer to page 9 for benchmark definitions.

  Past performance is no guarantee of future results.

  Foreign investing is subject to additional risk, such as currency fluctuations, market illiquidity, and political instability.

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4  | USAA CAPITAL GROWTH FUND
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  Because we maintain broad industry sector neutrality as a risk control measure, stock selection is the primary driver of our performance relative to the Index. During the six months, stock selection in energy was quite positive, led by U.S.-based Alpha Natural Resources, Inc. and Norwegian energy services company Acergy S.A. In materials, global mining companies BHP
  Billiton plc and Rio Tinto plc were strong contributors. Both mining companies
  (whose merger talks broke off last year) benefited from the general upswing in commodities prices. In health care, the area where stock selection was strongest, standout names included Merck & Co. Inc., Mylan, Inc., and Novartis
  AG.

  Stock selection detracted from Index-relative performance in banks and consumer staples. Within the banks, Banco Santander S.A., Banco Bilbao Vizcaya
  Argentaria S.A., National Bank of Greece, and Alpha Bank S.A. were hurt by debt problems in these peripheral eurozone economies. We sold the last two
  Greek bank holdings out of the Fund. In consumer staples, Sara Lee Corp.
  detracted, as did Kraft Foods, Inc., which had to raise the cash component of its ultimately successful bid to acquire Cadbury.

o HOW IS THE FUND POSITIONED REGIONALLY GOING INTO THE SECOND HALF OF THE
  REPORTING YEAR?

  Regional weighting is largely a by-product of individual stock ranking. It's also important to note that in this global economy, where a company is domiciled is becoming less relevant. We believe where it earns its revenues is what counts in many cases.

  At the end of January 2010, we had a roughly 9% weighting in emerging markets, which are virtually unrepresented in the Index. We were overweight in the
  United Kingdom (U.K.), with much of our exposure in global mining and energy stocks that are not highly

  You will find a complete list of securities that the Fund owns on pages 12-21.

  Alpha Bank S.A., Alpha Natural Resources, Inc., National Bank of Greece, and
  Sara Lee Corp. were sold out of the Fund prior to January 31, 2010.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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  dependent on U.K. economic activity. While we were most underweight in Japan, we did increase holdings there over the reporting period, putting money to work in industrial companies and trading companies in particular. We reduced our U.S. position to slightly underweight.

O WHAT'S YOUR OUTLOOK?

  It's largely positive, given that the global stimulus seems to have taken hold. However, we're also cautious because of the overhangs of commercial real estate and private equity, both of which will require new financing in 2010.
  We're also concerned about how the markets will react to the possibility of some governments defaulting on their debt.

  In a market where fundamentals increasingly count, we are confident in our ability to outperform the Index going forward. We've made some minor adjustments to our process, building in some "early warning" signals to help us identify and respond to abnormal market conditions such as those in 2008 and 2009. However, our process remains focused on quality companies with good growth prospects that are reasonably priced and score well across our multiple dimensions.

  On behalf of our colleagues at USAA, we thank you for your investment in the
  Fund.

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6  | USAA CAPITAL GROWTH FUND
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INVESTMENT OVERVIEW

USAA CAPITAL GROWTH FUND (Symbol: USCGX)

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                                             1/31/10             7/31/09
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Net Assets                               $626.4 Million      $590.3 Million
Net Asset Value Per Share                     $5.76               $5.47

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/10
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   7/31/09 to 1/31/10*     1 Year     5 Years       Since Inception 10/27/00
          6.54%            28.08%      0.39%                -3.12%

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                                 EXPENSE RATIO**
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     Before Reimbursement     1.63%         After Reimbursement   1.30%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED
DECEMBER 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE
AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES,
BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED
FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT
COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2009. IMCO
HAS AGREED, THROUGH DECEMBER 1, 2010, TO MAKE PAYMENTS OR WAIVE MANAGEMENT,
ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SO THAT THE
TOTAL ANNUAL OPERATING EXPENSES OF THE FUND (EXCLUSIVE OF COMMISSION RECAPTURE,
EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY
EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.30% OF THE FUND'S AVERAGE DAILY NET
ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING
THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE
CHANGED OR TERMINATED BY IMCO AT ANY TIME AFTER DECEMBER 1, 2010. THESE EXPENSE
RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7
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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                LIPPER GLOBAL        MSCI WORLD      LIPPER SMALL-CAP    USAA CAPITAL
                 FUNDS INDEX           INDEX        GROWTH FUNDS INDEX    GROWTH FUND

10/31/2000       $10,000.00         $10,000.00         $10,000.00         $10,000.00
11/30/2000         9,417.18           9,391.60           8,297.02           7,850.00
12/31/2000         9,693.42           9,542.29           9,030.89           8,360.00
 1/31/2001         9,853.94           9,726.04           9,306.06           8,470.00
 2/28/2001         9,131.87           8,903.00           8,114.67           6,710.00
 3/31/2001         8,497.56           8,316.72           7,326.55           5,860.00
 4/30/2001         9,079.95           8,929.79           8,117.54           6,600.00
 5/31/2001         9,024.63           8,813.42           8,337.49           6,680.00
 6/30/2001         8,770.96           8,536.05           8,547.72           6,740.00
 7/31/2001         8,553.50           8,421.95           8,071.24           6,300.00
 8/31/2001         8,213.79           8,016.46           7,593.41           5,860.00
 9/30/2001         7,446.48           7,309.02           6,408.30           4,860.00
10/31/2001         7,631.93           7,448.58           6,877.89           5,120.00
11/30/2001         8,048.17           7,888.11           7,410.86           5,570.00
12/31/2001         8,165.26           7,936.90           7,859.79           5,750.00
 1/31/2002         7,917.84           7,695.64           7,622.13           5,480.00
 2/28/2002         7,871.08           7,627.95           7,160.87           5,210.00
 3/31/2002         8,243.96           7,979.24           7,746.32           5,480.00
 4/30/2002         8,044.01           7,693.27           7,541.94           5,400.00
 5/31/2002         8,062.23           7,706.10           7,239.39           5,140.00
 6/30/2002         7,594.02           7,237.21           6,701.46           4,740.00
 7/31/2002         6,922.45           6,626.55           5,751.05           4,260.00
 8/31/2002         6,954.30           6,637.86           5,742.70           4,350.00
 9/30/2002         6,263.04           5,907.03           5,394.42           4,090.00
10/31/2002         6,620.84           6,342.29           5,624.60           4,250.00
11/30/2002         6,944.92           6,683.27           6,095.71           4,420.00
12/31/2002         6,642.22           6,358.56           5,688.47           4,160.00
 1/31/2003         6,429.28           6,164.79           5,538.25           4,100.00
 2/28/2003         6,271.07           6,056.90           5,365.67           4,050.00
 3/31/2003         6,201.77           6,036.90           5,476.32           4,180.00
 4/30/2003         6,734.18           6,571.88           5,928.93           4,530.00
 5/31/2003         7,148.92           6,946.05           6,533.51           4,970.00
 6/30/2003         7,286.19           7,065.39           6,754.92           5,050.00
 7/31/2003         7,440.20           7,208.04           7,149.91           5,420.00
 8/31/2003         7,637.16           7,362.88           7,529.05           5,730.00
 9/30/2003         7,678.90           7,407.19           7,344.13           5,660.00
10/31/2003         8,115.64           7,846.01           8,010.43           6,230.00
11/30/2003         8,266.29           7,964.60           8,223.73           6,500.00
12/31/2003         8,764.96           8,463.66           8,235.44           6,460.00
 1/31/2004         8,948.86           8,599.47           8,620.75           6,700.00
 2/29/2004         9,139.95           8,743.47           8,588.35           6,700.00
 3/31/2004         9,100.90           8,685.45           8,528.99           6,710.00
 4/30/2004         8,865.63           8,507.56           8,112.22           6,460.00
 5/31/2004         8,895.64           8,578.55           8,281.43           6,540.00
 6/30/2004         9,045.34           8,761.32           8,517.53           6,770.00
 7/31/2004         8,707.33           8,475.26           7,766.10           6,270.00
 8/31/2004         8,712.34           8,512.51           7,514.51           6,120.00
 9/30/2004         8,945.22           8,673.55           7,943.80           6,550.00
10/31/2004         9,158.99           8,885.79           8,166.53           6,640.00
11/30/2004         9,669.76           9,352.57           8,738.38           7,230.00
12/31/2004        10,024.92           9,709.59           9,124.08           7,510.00
 1/31/2005         9,834.34           9,490.98           8,778.75           7,310.00
 2/28/2005        10,148.12           9,791.64           8,952.18           7,550.00
 3/31/2005         9,936.88           9,602.39           8,651.37           7,230.00
 4/30/2005         9,714.30           9,392.36           8,168.04           6,780.00
 5/31/2005         9,879.30           9,559.24           8,709.38           7,190.00
 6/30/2005         9,984.89           9,641.95           9,013.73           7,490.00
 7/31/2005        10,379.47           9,978.76           9,563.75           7,810.00
 8/31/2005        10,507.50          10,053.95           9,398.57           7,660.00
 9/30/2005        10,787.58          10,315.09           9,449.65           7,780.00
10/31/2005        10,543.95          10,064.83           9,129.59           7,490.00
11/30/2005        10,878.56          10,400.19           9,619.04           7,790.00
12/31/2005        11,216.84          10,630.60           9,610.94           8,148.56
 1/31/2006        11,793.32          11,105.29          10,394.27           8,618.28
 2/28/2006        11,710.84          11,088.76          10,353.63           8,608.07
 3/31/2006        12,010.57          11,332.59          10,785.12           8,853.14
 4/30/2006        12,338.99          11,676.66          10,821.41           9,179.90
 5/31/2006        11,882.45          11,277.79          10,148.05           8,659.13
 6/30/2006        11,856.54          11,274.49          10,063.57           8,679.55
 7/31/2006        11,858.49          11,344.85           9,514.77           8,740.82
 8/31/2006        12,170.15          11,639.33           9,706.39           8,985.89
 9/30/2006        12,336.80          11,778.11           9,833.21           9,016.52
10/31/2006        12,731.38          12,210.40          10,277.38           9,373.91
11/30/2006        13,095.44          12,509.41          10,623.96           9,690.46
12/31/2006        13,381.29          12,763.74          10,634.91           9,975.92
 1/31/2007        13,587.60          12,914.42          10,902.96          10,127.07
 2/28/2007        13,450.59          12,847.22          10,882.21          10,068.94
 3/31/2007        13,721.22          13,082.39          10,996.34          10,347.99
 4/30/2007        14,245.93          13,659.35          11,313.64          10,673.54
 5/31/2007        14,685.90          14,042.08          11,832.82          11,092.11
 6/30/2007        14,664.54          13,933.76          11,802.16          10,999.09
 7/31/2007        14,367.87          13,625.18          11,371.52          10,859.57
 8/31/2007        14,343.69          13,614.85          11,523.10          10,836.32
 9/30/2007        14,928.50          14,262.30          11,971.92          11,603.70
10/31/2007        15,437.32          14,699.75          12,491.03          12,150.16
11/30/2007        14,757.91          14,098.89          11,668.30          11,394.41
12/31/2007        14,622.47          13,916.99          11,663.94          11,245.05
 1/31/2008        13,591.22          12,853.47          10,510.81          10,292.30
 2/29/2008        13,469.94          12,779.07          10,088.93          10,304.83
 3/31/2008        13,385.75          12,656.58           9,948.57          10,104.25
 4/30/2008        13,971.78          13,321.79          10,518.00          10,655.85
 5/31/2008        14,164.96          13,524.92          10,952.93          10,956.72
 6/30/2008        12,993.54          12,446.21          10,196.88          10,217.08
 7/31/2008        12,690.66          12,142.10          10,098.29           9,903.67
 8/31/2008        12,551.13          11,971.54          10,290.34           9,515.05
 9/30/2008        11,224.17          10,547.67           9,117.09           8,424.39
10/31/2008         9,207.32           8,547.82           7,177.25           6,769.60
11/30/2008         8,590.18           7,994.53           6,379.58           6,218.00
12/31/2008         8,952.57           8,251.03           6,693.22           6,355.48
 1/31/2009         8,282.04           7,528.19           6,235.89           5,818.40
 2/28/2009         7,576.63           6,757.61           5,755.92           5,268.53
 3/31/2009         8,079.46           7,267.19           6,279.48           5,601.01
 4/30/2009         8,840.95           8,082.42           7,103.59           5,984.64
 5/31/2009         9,639.64           8,814.74           7,369.41           6,457.78
 6/30/2009         9,620.59           8,774.97           7,572.72           6,406.63
 7/31/2009        10,423.94           9,518.18           8,097.57           6,994.87
 8/31/2009        10,838.32           9,910.86           8,196.22           7,199.47
 9/30/2009        11,233.98          10,305.89           8,775.02           7,480.80
10/31/2009        11,002.72          10,122.53           8,301.40           7,327.35
11/30/2009        11,430.84          10,536.17           8,597.07           7,647.04
12/31/2009        11,733.43          10,725.37           9,238.94           7,827.19
 1/31/2010        11,288.13          10,282.08           8,818.61           7,452.00

                                   [END CHART]

             *Data from 10/31/00 to 1/31/10.

*The performance of the Lipper Global Funds Index, the MSCI World Index, and the
Lipper Small-Cap Growth Funds Index is calculated from the end of the month,
October 31, 2000, while the Fund's inception date is October 27, 2000. There may be a slight variation of the performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA CAPITAL GROWTH FUND

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The graph on page 8 illustrates the comparison of a $10,000 hypothetical investment in the USAA Capital Growth Fund to the following benchmarks:

o The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 25% of their portfolio in securities traded outside of the
  United States and that may own U.S. securities as well.

o The unmanaged Morgan Stanley Capital International (MSCI) World Index reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

o The unmanaged Lipper Small-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Small-Cap Growth Funds category.

Indexes are unmanaged and you cannot invest directly in an Index.

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                                                        INVESTMENT OVERVIEW |  9

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2010
                                (% of Net Assets)

Microsoft Corp. ........................................................... 2.5%
International Business Machines Corp. ..................................... 2.2%
Merck & Co., Inc. ......................................................... 2.0%
BNP Paribas S.A.  ......................................................... 1.7%
Banco Santander S.A. ...................................................... 1.7%
BP plc  ................................................................... 1.6%
America Movil S.A.B. de C.V. ADR "L" ...................................... 1.5%
Banco Bilbao Vizcaya Argentaria S.A. ...................................... 1.5%
Novartis AG ............................................................... 1.5%
BHP Billiton plc .......................................................... 1.4%

                       o ASSET ALLOCATION* -- 1/31/2010 o

                         [PIE CHART OF ASSET ALLOCATION]

UNITED STATES                                                              45.0%
UNITED KINGDOM                                                             12.3%
JAPAN                                                                       5.5%
GERMANY                                                                     4.8%
CANADA                                                                      3.6%
SPAIN                                                                       3.4%
OTHER**                                                                    23.2%

                                   [END CHART]

*  Excludes short-term investments purchased with cash collateral from securities loaned.

** Includes countries with less than 3% of portfolio and money market instruments (2.6%).

   Foreign investing is subject to additional risk, such as currency fluctuations, market illiquidity, and political instability.

   You will find a complete list of securities that the Fund owns on pages
   12-21.

================================================================================

10  | USAA CAPITAL GROWTH FUND

================================================================================

                    o SECTOR ASSET ALLOCATION* -- 1/31/2010 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

FINANCIALS                                                                 19.3%
INFORMATION TECHNOLOGY                                                     13.4%
ENERGY                                                                     10.8%
CONSUMER STAPLES                                                            9.6%
HEALTH CARE                                                                 9.5%
INDUSTRIALS                                                                 9.3%
CONSUMER DISCRETIONARY                                                      8.4%
MATERIALS                                                                   7.6%
TELECOMMUNICATION SERVICES                                                  5.5%
UTILITIES                                                                   4.4%
MONEY MARKET INSTRUMENTS                                                    2.6%

                                   [END CHART]

*Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             EQUITY SECURITIES (97.8%)

             COMMON STOCKS (96.8%)

             CONSUMER DISCRETIONARY (8.4%)
             -----------------------------
             ADVERTISING (0.6%)
    91,533   Publicis Groupe S.A.(a)                                    $  3,733
                                                                        --------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.7%)
   121,200   Coach, Inc.                                                   4,227
                                                                        --------
             APPAREL RETAIL (1.7%)
    50,000   Aeropostale, Inc.*                                            1,644
    89,000   Gap, Inc.                                                     1,698
    85,100   Ross Stores, Inc.                                             3,909
    83,500   TJX Companies, Inc.                                           3,174
                                                                        --------
                                                                          10,425
                                                                        --------
             AUTO PARTS & EQUIPMENT (0.8%)
 1,553,540   GKN plc*(a)                                                   2,825
    19,439   Hyundai Mobis*(a)                                             2,472
                                                                        --------
                                                                           5,297
                                                                        --------
             AUTOMOBILE MANUFACTURERS (2.0%)
    84,799   Bayerische Motoren Werke AG(a)                                3,619
 2,214,000   Dongfeng Motor Group Co. Ltd.(a)                              2,880
   398,700   Ford Motor Co.*                                               4,322
   224,800   Nissan Motor Co. Ltd.*                                        1,818
                                                                        --------
                                                                          12,639
                                                                        --------
             CASINOS & GAMING (0.4%)
   122,248   OPAP S.A.(a)                                                  2,677
                                                                        --------
             DEPARTMENT STORES (0.5%)
    23,800   Kohl's Corp.*                                                 1,199
   100,200   Macy's, Inc.                                                  1,596
                                                                        --------
                                                                           2,795
                                                                        --------
             DISTRIBUTORS (0.2%)
 3,490,957   Inchcape plc*(a)                                              1,486
                                                                        --------

================================================================================

12  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             GENERAL MERCHANDISE STORES (0.8%)
    54,600   Family Dollar Stores, Inc.                                 $  1,686
    65,300   Target Corp.                                                  3,348
                                                                        --------
                                                                           5,034
                                                                        --------
             HOME IMPROVEMENT RETAIL (0.5%)
   939,766   Kingfisher plc(a)                                             3,181
                                                                        --------
             HOUSEWARES & SPECIALTIES (0.2%)
    43,800   Jarden Corp.                                                  1,335
                                                                        --------
             Total Consumer Discretionary                                 52,829
                                                                        --------
             CONSUMER STAPLES (9.6%)
             -----------------------
             DRUG RETAIL (0.7%)
    37,300   CVS Caremark Corp.                                            1,207
    80,800   Walgreen Co.                                                  2,913
                                                                        --------
                                                                           4,120
                                                                        --------
             FOOD DISTRIBUTORS (0.6%)
   125,800   Sysco Corp.                                                   3,521
                                                                        --------
             FOOD RETAIL (1.0%)
   163,200   Alimentation Couche-Tard, Inc.                                3,074
    61,700   Loblaw Companies Ltd.                                         2,025
    36,500   Metro, Inc.                                                   1,334
                                                                        --------
                                                                           6,433
                                                                        --------
             HOUSEHOLD PRODUCTS (1.3%)
    57,851   Clorox Co.                                                    3,423
    80,300   Kimberly-Clark Corp.                                          4,769
                                                                        --------
                                                                           8,192
                                                                        --------
             HYPERMARKETS & SUPER CENTERS (0.4%)
    45,176   Wal-Mart Stores, Inc.                                         2,414
                                                                        --------
             PACKAGED FOODS & MEAT (2.6%)
   221,200   ConAgra Foods, Inc.                                           5,030
   268,900   Dean Foods Co.*                                               4,741
   301,450   Del Monte Foods Co.                                           3,430
   119,300   Kraft Foods, Inc. "A"                                         3,300
                                                                        --------
                                                                          16,501
                                                                        --------
             PERSONAL PRODUCTS (0.4%)
    62,400   Herbalife Ltd.                                                2,424
                                                                        --------
             SOFT DRINKS (1.0%)
   305,600   Coca-Cola Enterprises, Inc.                                   6,170
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             TOBACCO (1.6%)
   218,530   Altria Group, Inc.                                         $  4,340
    45,900   Lorillard, Inc.                                               3,475
    50,100   Philip Morris International, Inc.                             2,280
                                                                        --------
                                                                          10,095
                                                                        --------
             Total Consumer Staples                                       59,870
                                                                        --------
             ENERGY (10.8%)
             --------------
             COAL & CONSUMABLE FUELS (0.8%)
   556,000   China Shenhua Energy Co. Ltd. "H"(a)                          2,342
 1,280,000   Yanzhou Coal Mining Co. Ltd. "H"(a)                           2,492
                                                                        --------
                                                                           4,834
                                                                        --------
             INTEGRATED OIL & GAS (7.7%)
 1,097,908   BP plc(a)                                                    10,275
   103,400   Cenovus Energy, Inc.(b)                                       2,389
   118,000   Chevron Corp.                                                 8,510
   100,600   ConocoPhillips                                                4,829
   129,212   ENI S.p.A.(a)                                                 3,010
    46,400   Exxon Mobil Corp.                                             2,989
    29,300   Occidental Petroleum Corp.                                    2,295
   174,900   Petroleo Brasileiro S.A. ADR                                  7,096
   240,627   Royal Dutch Shell plc "A"(c)                                  6,738
                                                                        --------
                                                                          48,131
                                                                        --------
             OIL & GAS DRILLING (0.6%)
   101,131   Noble Corp.                                                   4,078
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (1.4%)
   320,200   Acergy S.A(a)                                                 4,869
    53,645   Technip S.A.(a)                                               3,628
                                                                        --------
                                                                           8,497
                                                                        --------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   104,800   Williams Companies, Inc.                                      2,184
                                                                        --------
             Total Energy                                                 67,724
                                                                        --------
             FINANCIALS (18.3%)
             ------------------
             CONSUMER FINANCE (0.3%)
   125,700   Discover Financial Services                                   1,720
                                                                        --------
             DIVERSIFIED BANKS (9.4%)
    99,790   Australia and New Zealand Banking Group Ltd.(a)               1,909
   628,209   Banco Bilbao Vizcaya Argentaria S.A.(a)                       9,544
   749,455   Banco Santander S.A.(a),(c)                                  10,559

================================================================================

14  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

 4,820,000   Bank of China Ltd. "H"(a)                                  $  2,313
   280,582   Bank of Cyprus(a)                                             1,770
    50,300   Bank of Nova Scotia                                           2,109
   877,718   Barclays plc(a)                                               3,759
   152,842   BNP Paribas S.A.(a)                                          10,885
   190,000   DBS Group Holdings Ltd.(a)                                    1,915
    29,600   National Bank of Canada                                       1,564
 5,666,000   PT Bank Mandiri Tbk(a)                                        2,806
    21,189   Raiffeisen International Bank-Holding AG(a),(c)               1,047
   256,320   Standard Chartered plc(a)                                     5,860
   256,570   Woori Finance Holdings Co. Ltd.*(a)                           2,953
                                                                        --------
                                                                          58,993
                                                                        --------
             DIVERSIFIED CAPITAL MARKETS (1.2%)
   160,460   Credit Suisse Group(a)                                        6,955
    68,704   Investec plc(a)                                                 463
                                                                        --------
                                                                           7,418
                                                                        --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.5%)
   593,000   Capitaland Ltd.                                               1,628
   853,000   New World Development Ltd.(a)                                 1,400
                                                                        --------
                                                                           3,028
                                                                        --------
             INVESTMENT BANKING & BROKERAGE (0.5%)
    10,400   Goldman Sachs Group, Inc.                                     1,547
    57,500   Morgan Stanley                                                1,540
                                                                        --------
                                                                           3,087
                                                                        --------
             LIFE & HEALTH INSURANCE (2.8%)
    89,000   AFLAC, Inc.                                                   4,310
   306,509   AMP Ltd.(a)                                                   1,690
    97,000   MetLife, Inc.                                                 3,426
    57,000   Principal Financial Group, Inc.                               1,314
    91,700   Prudential Financial, Inc.                                    4,584
       869   Sony Financial Holdings, Inc.(a)                              2,394
                                                                        --------
                                                                          17,718
                                                                        --------
             MULTI-LINE INSURANCE (1.6%)
    25,998   Allianz Holding AG(a)                                         2,878
    87,200   Assurant, Inc.                                                2,741
   742,029   Aviva plc(a)                                                  4,584
                                                                        --------
                                                                          10,203
                                                                        --------
             PROPERTY & CASUALTY INSURANCE (0.3%)
    73,400   Assured Guaranty Ltd.                                         1,663
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             REINSURANCE (1.5%)
    76,384   Hannover Rueckversicherungs*(a)                            $  3,531
    12,876   Muenchener Rueckversicherungs-Gesellschaft AG(a)              1,932
    35,632   Reinsurance Group of America, Inc. "A"                        1,736
    47,000   Transatlantic Holdings, Inc.                                  2,335
                                                                        --------
                                                                           9,534
                                                                        --------
             SPECIALIZED FINANCE (0.2%)
   222,612   IG Group Holdings plc(a)                                      1,430
                                                                        --------
             Total Financials                                            114,794
                                                                        --------
             HEALTH CARE (9.5%)
             ------------------
             HEALTH CARE DISTRIBUTORS (0.4%)
    82,400   AmerisourceBergen Corp.                                       2,247
                                                                        --------
             HEALTH CARE EQUIPMENT (0.6%)
    23,800   C.R. Bard, Inc.                                               1,973
    49,100   Kinetic Concepts, Inc.*                                       2,027
                                                                        --------
                                                                           4,000
                                                                        --------
             HEALTH CARE FACILITIES (0.7%)
    51,900   Community Health Systems, Inc.*                               1,693
    88,000   Universal Health Services, Inc. "B"                           2,566
                                                                        --------
                                                                           4,259
                                                                        --------
             HEALTH CARE SERVICES (0.3%)
    28,400   DaVita, Inc.*                                                 1,697
                                                                        --------
             MANAGED HEALTH CARE (1.1%)
   214,400   UnitedHealth Group, Inc.                                      7,075
                                                                        --------
             PHARMACEUTICALS (6.4%)
   166,343   AstraZeneca plc(a)                                            7,734
   326,000   Merck & Co., Inc.                                            12,447
    18,464   Merck KGaA(a)                                                 1,646
   168,400   Mylan, Inc.*                                                  3,070
   171,401   Novartis AG(a)                                                9,180
    76,350   Valeant Pharmaceuticals International*                        2,555
   132,400   Warner Chilcott plc "A"*                                      3,619
                                                                        --------
                                                                          40,251
                                                                        --------
             Total Health Care                                            59,529
                                                                        --------
             INDUSTRIALS (9.3%)
             ------------------
             AEROSPACE & DEFENSE (1.0%)
    27,000   Alliant Techsystems, Inc.*                                    2,132
    19,700   L-3 Communications Holdings, Inc.                             1,642

================================================================================

16  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

    51,115   MTU Aero Engines Holding AG(a)                             $  2,657
                                                                        --------
                                                                           6,431
                                                                        --------
             AIRLINES (0.8%)
 1,554,000   Cathay Pacific Airways*(a)                                    2,541
   250,000   Singapore Airlines                                            2,457
                                                                        --------
                                                                           4,998
                                                                        --------
             CONSTRUCTION & ENGINEERING (1.4%)
    48,000   Daelim Industrial Co. Ltd.*(a)                                3,164
    38,573   Fomento de Construcciones y Contratas S.A.(a)                 1,475
   218,700   KBR, Inc.                                                     4,096
                                                                        --------
                                                                           8,735
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    42,000   Joy Global, Inc.                                              1,921
   659,000   SembCorp Marine Ltd.(a)                                       1,542
                                                                        --------
                                                                           3,463
                                                                        --------
             DIVERSIFIED SUPPORT SERVICES (0.2%)
   187,625   Downer Group(a)                                               1,375
                                                                        --------
             INDUSTRIAL CONGLOMERATES (0.7%)
   370,000   Keppel Corp. Ltd.(a)                                          2,189
    44,240   LG Corp.*(a)                                                  2,386
                                                                        --------
                                                                           4,575
                                                                        --------
             INDUSTRIAL MACHINERY (0.9%)
   264,414   IMI plc(a)                                                    2,293
    66,915   Wartsila Corp. OYJ "B"(a)                                     3,125
                                                                        --------
                                                                           5,418
                                                                        --------
             OFFICE SERVICES & SUPPLIES (0.3%)
    51,400   Avery Dennison Corp.                                          1,671
                                                                        --------
             RAILROADS (0.7%)
    43,600   East Japan Railway Co.(a)                                     2,927
       514   West Japan Railway(a)                                         1,773
                                                                        --------
                                                                           4,700
                                                                        --------
             RESEARCH & CONSULTING SERVICES (0.7%)
    99,700   FTI Consulting, Inc.*                                         4,132
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (2.0%)
   301,000   Itochu Corp.(a)                                               2,344
   118,800   Mitsubishi Corp.(a)                                           2,856
   242,300   Mitsui & Co. Ltd.(a)                                          3,541

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

   342,100   Sumitomo Corp.(a)                                          $  3,843
                                                                        --------
                                                                          12,584
                                                                        --------
             Total Industrials                                            58,082
                                                                        --------
             INFORMATION TECHNOLOGY (13.4%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (1.2%)
   538,600   Motorola, Inc.*                                               3,312
    61,800   Research In Motion Ltd.*                                      3,900
                                                                        --------
                                                                           7,212
                                                                        --------
             COMPUTER HARDWARE (2.5%)
   284,000   Fujitsu Ltd.(a)                                               1,735
   114,900   International Business Machines Corp.                        14,063
                                                                        --------
                                                                          15,798
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
    57,600   Computer Sciences Corp.*                                      2,955
    39,400   Hewitt Associates, Inc. "A"*                                  1,555
                                                                        --------
                                                                           4,510
                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
   950,000   Hitachi Ltd.*(a)                                              3,256
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (0.5%)
   205,600   Jabil Circuit, Inc.                                           2,977
                                                                        --------
             INTERNET SOFTWARE & SERVICES (1.1%)
     8,300   Google, Inc. "A"*                                             4,394
   125,400   Tencent Holdings Ltd.(a)                                      2,325
                                                                        --------
                                                                           6,719
                                                                        --------
             IT CONSULTING & OTHER SERVICES (0.8%)
    38,700   Cognizant Technology Solutions Corp. "A"*                     1,689
   123,100   Nomura Research, Inc.(a)                                      2,756
    28,100   SAIC, Inc.*                                                     515
                                                                        --------
                                                                           4,960
                                                                        --------
             SEMICONDUCTORS (1.9%)
   809,287   Infineon Technologies AG*(a)                                  4,464
   333,125   Micron Technology, Inc.*                                      2,905
   288,964   Siliconware Precision Industries Co. ADR                      1,950
   689,100   United Microelectronics Corp. ADR*(c)                         2,419
                                                                        --------
                                                                          11,738
                                                                        --------
             SYSTEMS SOFTWARE (3.3%)
   548,591   Microsoft Corp.                                              15,459
   229,300   Oracle Corp.                                                  5,288
                                                                        --------
                                                                          20,747
                                                                        --------

================================================================================

18  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             TECHNOLOGY DISTRIBUTORS (0.9%)
   138,500   Arrow Electronics, Inc.*                                   $  3,638
    84,400   Avnet, Inc.*                                                  2,232
                                                                        --------
                                                                           5,870
                                                                        --------
             Total Information Technology                                 83,787
                                                                        --------
             MATERIALS (7.6%)
             ----------------
             CONSTRUCTION MATERIALS (0.4%)
    44,550   HeidelbergCement AG(a)                                        2,684
                                                                        --------
             DIVERSIFIED CHEMICALS (0.8%)
    54,600   Eastman Chemical Co.                                          3,087
   969,000   Showa Denko K.K.(a)                                           1,972
                                                                        --------
                                                                           5,059
                                                                        --------
             DIVERSIFIED METALS & MINING (4.3%)
    52,422   Anglo American Capital plc*(a)                                1,902
   306,255   BHP Billiton plc(a)                                           8,995
    44,700   First Quantum Minerals Ltd.                                   3,242
    58,874   KGHM Polska Miedz S.A.(a)                                     1,932
   164,918   Rio Tinto plc(a)                                              7,913
    94,600   Teck Cominco Ltd.*                                            3,097
                                                                        --------
                                                                          27,081
                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    25,300   CF Industries Holdings, Inc.                                  2,349
                                                                        --------
             GOLD (0.3%)
    34,600   Newmont Mining Corp.                                          1,483
                                                                        --------
             METAL & GLASS CONTAINERS (0.4%)
   108,400   Pactiv Corp.*                                                 2,445
                                                                        --------
             PAPER PRODUCTS (1.0%)
   196,800   International Paper Co.                                       4,509
    75,800   MeadWestvaco Corp.                                            1,824
                                                                        --------
                                                                           6,333
                                                                        --------
             Total Materials                                              47,434
                                                                        --------
             TELECOMMUNICATION SERVICES (5.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.4%)
   353,950   AT&T, Inc.                                                    8,976
   653,929   BT Group plc(a)                                               1,435
   138,598   Koninklijke (Royal) KPN N.V.(a)                               2,299
   244,670   Portugal Telecom SGPS S.A.(a)                                 2,534
                                                                        --------
                                                                          15,244
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             WIRELESS TELECOMMUNICATION SERVICES (3.1%)
   216,000   America Movil S.A.B. de C.V. ADR "L"                       $  9,428
    55,700   Mobile TeleSystems ADR                                        2,661
 3,448,995   Vodafone Group plc(a)                                         7,410
                                                                        --------
                                                                          19,499
                                                                        --------
             Total Telecommunication Services                             34,743
                                                                        --------
             UTILITIES (4.4%)
             ----------------
             ELECTRIC UTILITIES (1.1%)
   807,727   EDP-Energias de Portugal(a)                                   3,196
   159,300   Kansai Electric Power Co., Inc.(a)                            3,632
                                                                        --------
                                                                           6,828
                                                                        --------
             GAS UTILITIES (0.9%)
   792,935   Snam Rete Gas S.p.A.(a)                                       3,726
    88,000   UGI Corp.                                                     2,157
                                                                        --------
                                                                           5,883
                                                                        --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
   196,500   AES Corp.*                                                    2,482
                                                                        --------
             MULTI-UTILITIES (2.0%)
    93,200   Integrys Energy Group, Inc.                                   3,900
    59,400   PG&E Corp.                                                    2,509
    45,300   Public Service Enterprise Group, Inc.                         1,386
    53,057   RWE AG(a)                                                     4,702
                                                                        --------
                                                                          12,497
                                                                        --------
             Total Utilities                                              27,690
                                                                        --------
             Total Common Stocks (cost: $570,423)                        606,482
                                                                        --------

             PREFERRED SECURITIES (1.0%)

             FINANCIALS (1.0%)
             -----------------
             DIVERSIFIED BANKS (1.0%)
   343,300   Banco Itau Holding Financeira S.A. (cost: $7,188)             6,580
                                                                        --------
             Total Equity Securities (cost: $577,611)                    613,062
                                                                        --------

             MONEY MARKET INSTRUMENTS (2.6%)

             MONEY MARKET FUNDS (2.6%)
16,237,133   State Street Institutional Liquid Reserve Fund, 0.13%(d)
               (cost: $16,237)                                            16,237
                                                                        --------

================================================================================

20  | USAA CAPITAL GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (3.5%)

             MONEY MARKET FUNDS (1.4%)
 8,766,944   BlackRock Liquidity Funds TempFund Portfolio, 0.11%(d)     $  8,767
                                                                        --------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (2.1%)
   $13,000     Credit Suisse First Boston LLC, 0.11%, acquired
               on 1/29/2010 and due 2/01/2010 at $13,000
               (collateralized by $13,070 of U.S. Treasury,
               3.63%, due 8/15/2019; market value $13,265)                13,000
                                                                        --------
             Total Short-Term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $21,767)          21,767
                                                                        --------

             TOTAL INVESTMENTS (COST: $615,615)                         $651,066
                                                                        ========

--------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY

--------------------------------------------------------------------------------------------------
                                        (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                    QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
                             FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
--------------------------------------------------------------------------------------------------

Equity Securities:
   Common Stocks                         $334,319            $272,163             $-      $606,482
   Preferred Securities                         -               6,580              -         6,580

Money Market Instruments:
   Money Market Funds                      16,237                   -              -        16,237

Short-Term Investments Purchased
   with Cash Collateral from
   Securities Loaned:
   Money Market Funds                       8,767                   -              -         8,767
   Repurchase Agreements                        -              13,000              -        13,000
--------------------------------------------------------------------------------------------------
Total                                    $359,323            $291,743             $-      $651,066
--------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
  100%. A category percentage of 0.0% represents less than 0.1% of net assets.
  Investments in foreign securities were 52.8% of net assets at January 31,
  2010.

  ADR    American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
         dollars.

o SPECIFIC NOTES

  (a) Security was fair valued at January 31, 2010, by USAA Investment
      Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

  (b) Restricted security that is not registered under the Securities Act of
      1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
      144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (c) The security or a portion thereof was out on loan as of January 31, 2010.

  (d) Rate represents the money market fund annualized seven-day yield at
      January 31, 2010.

    * Non-income-producing security.

================================================================================

22  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (including securities
      on loan of $20,413) (cost of $615,615)                                     $ 651,066
  Cash                                                                                  12
  Cash denominated in foreign currencies (identified cost of $20)                       20
  Receivables:
      Capital shares sold                                                              684
      USAA Investment Management Company (Note 6D)                                     284
      Dividends and interest                                                           606
      Securities sold                                                               14,232
      Other                                                                              9
  Unrealized appreciation on foreign currency contracts held, at value                  24
                                                                                 ---------
          Total assets                                                             666,937
                                                                                 ---------
LIABILITIES
   Payables:
       Upon return of securities loaned                                             21,767
       Securities purchased                                                         17,419
       Capital shares redeemed                                                         761
   Accrued management fees                                                             405
   Accrued transfer agent's fees                                                        36
   Other accrued expenses and payables                                                 130
                                                                                 ---------
          Total liabilities                                                         40,518
                                                                                 ---------
               Net assets applicable to capital shares outstanding               $ 626,419
                                                                                 =========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $ 923,985
  Overdistribution of net investment income                                           (246)
  Accumulated net realized loss on investments                                    (332,764)
  Net unrealized appreciation of investments                                        35,451
  Net unrealized depreciation of foreign currency translations                          (7)
                                                                                 ---------
              Net assets applicable to capital shares outstanding                $ 626,419
                                                                                 =========
  Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                     108,748
                                                                                 =========
  Net asset value, redemption price, and offering price per share                $    5.76
                                                                                 =========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $237)                    $  5,766
   Interest                                                                   12
   Securities lending (net)                                                   56
                                                                        --------
          Total income                                                     5,834
                                                                        --------
EXPENSES
   Management fees                                                         2,305
   Administration and servicing fees                                         484
   Transfer agent's fees                                                   1,634
   Custody and accounting fees                                               124
   Postage                                                                    85
   Shareholder reporting fees                                                 32
   Trustees' fees                                                              5
   Registration fees                                                          29
   Professional fees                                                          44
   Other                                                                       9
                                                                        --------
          Total expenses                                                   4,751
   Expenses reimbursed                                                      (556)
                                                                        --------
          Net expenses                                                     4,195
                                                                        --------
NET INVESTMENT INCOME                                                      1,639
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
       Investments                                                        78,958
       Foreign currency transactions                                        (489)
   Change in net unrealized appreciation/depreciation of:
       Investments                                                       (41,542)
       Foreign currency translations                                         (14)
                                                                        --------
          Net realized and unrealized gain                                36,913
                                                                        --------
   Increase in net assets resulting from operations                     $ 38,552
                                                                        ========

See accompanying notes to financial statements.

================================================================================

24  | USAA CAPITAL GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2010 (unaudited), and year ended
July 31, 2009

--------------------------------------------------------------------------------

                                                                    1/31/2010       7/31/2009
---------------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment income                                              $  1,639       $  10,195
  Net realized gain (loss) on investments                              78,958        (334,878)
  Net realized loss on foreign currency transactions                     (489)         (1,103)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                      (41,542)         82,907
     Foreign currency translations                                        (14)             16
                                                                     ------------------------
     Increase (decrease) in net assets resulting
          from operations                                              38,552        (242,863)
                                                                     ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                (7,724)        (10,218)
                                                                     ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                            79,410         182,638
  Reinvested dividends                                                  7,659          10,133
  Cost of shares redeemed                                             (81,808)       (166,570)
                                                                     ------------------------
     Increase in net assets from capital share transactions             5,261          26,201
                                                                     ------------------------
  Net increase (decrease) in net assets                                36,089        (226,880)

NET ASSETS
  Beginning of period                                                 590,330         817,210
                                                                     ------------------------
  End of period                                                      $626,419       $ 590,330
                                                                     ========================
Accumulated undistributed (overdistribution of)
  net investment income:
  End of period                                                      $  (246)       $   5,839
                                                                     ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                          13,385          34,433
  Shares issued for dividends reinvested                                1,256           2,098
  Shares redeemed                                                     (13,760)        (32,159)
                                                                     ------------------------
     Increase in shares outstanding                                       881           4,372
                                                                     ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA
Capital Growth Fund (the Fund), which is classified as diversified under the
1940 Act. The Fund's investment objective is capital appreciation.

A.   SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

     1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

     2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same

================================================================================

26  | USAA CAPITAL GROWTH FUND

================================================================================

        time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management
        Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities.
        If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

     3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

     4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

     5. Repurchase agreements are valued at cost, which approximates market value.

     6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

        affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the
        Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
        Valuing these securities at fair value is intended to cause the Fund's
        NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.   FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

     Level 1 -- inputs to the valuation methodology are quoted prices
     (unadjusted) in active markets for identical securities.

     Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

28  | USAA CAPITAL GROWTH FUND

================================================================================

     Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.   FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
     Therefore, no federal income tax provision is required.

D.   INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification.
     Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E.   REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special
     "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement.
     Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F.   FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

     dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

     1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

     2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
     Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.   EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

================================================================================

30  | USAA CAPITAL GROWTH FUND

================================================================================

H.   INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
     Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I.   USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2010, the Fund paid CAPCO facility fees of $2,000, which represents 1.5% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2010.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2010, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At
July 31, 2009, the Fund had capital loss carryovers of $189,874,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2017. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended January 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2010, were
$698,210,000 and $696,883,000, respectively.

As of January 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

32  | USAA CAPITAL GROWTH FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of January 31,
2010, were $55,312,000 and $19,861,000, respectively, resulting in net unrealized appreciation of $35,451,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned.
Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction.
Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-
lending transactions. For the six-month period ended January 31, 2010, the Fund received securities-lending income of $56,000, which is net of the 20% income retained by Wachovia. As of January 31, 2010, the Fund loaned securities having a fair market value of approximately $20,413,000 and received cash collateral of
$21,767,000 for the loans, which was invested in short-term investments, as noted in the Fund's portfolio of investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(6) TRANSACTIONS WITH MANAGER

A.   MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
     Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of
     Trustees. The Manager is authorized to select (with approval of the
     Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the
     Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the
     Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

     The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

     The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Global Funds Index over the performance period. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

     OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
     RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
     ---------------------------------------------------------------------------
     +/- 1.00% to 4.00%               +/- 0.04%
     +/- 4.01% to 7.00%               +/- 0.05%
     +/- 7.01% and greater            +/- 0.06%

     (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

================================================================================

34  | USAA CAPITAL GROWTH FUND

================================================================================

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

     Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the
     Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

     For the six-month period ended January 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $2,305,000, which included a (0.04)% performance adjustment of $(115,000).

B.   SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Batterymarch Financial Management, Inc.
     (Batterymarch), under which Batterymarch directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the
     Manager). The Manager (not the Fund) pays Batterymarch a subadvisory fee based on the aggregate net assets that Batterymarch manages in the USAA
     Cornerstone Strategy Fund and the USAA Capital Growth Fund combined, in the annual amount of 0.25% of the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over
     $500 million. For the six-month period ended January 31, 2010, the Manager incurred subadvisory fees for the Fund, paid or payable to Batterymarch, of $650,000.

C.   ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $484,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

     In addition to the services provided under its Administration and
     Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's
     Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January
     31, 2010, the Fund reimbursed the Manager $15,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D.   EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2010, to limit the annual expenses of the Fund to 1.30% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2010, without approval of the
     Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31,
     2010, the Fund incurred reimbursable expenses of $556,000, of which
     $284,000 was receivable from the Manager.

E.   TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
     Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31,
     2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of
     $1,634,000.

F.   UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
     Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

36  | USAA CAPITAL GROWTH FUND

================================================================================

(8) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

(9) NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board issued amended guidance for improving disclosure about fair value measurements that adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs
(Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(10) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED
                                      JANUARY 31,                      YEAR ENDED JULY 31,
                                     --------------------------------------------------------------------------------
                                         2010            2009          2008          2007          2006          2005
                                     --------------------------------------------------------------------------------

Net asset value at
 beginning of period                 $   5.47        $   7.90      $   9.34      $   8.56      $   7.81      $   6.27
                                     --------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income (loss)             .02             .09           .08           .04           .05          (.04)(a)
 Net realized and
   unrealized gain (loss)                 .34           (2.42)         (.80)         1.91           .87          1.58(a)
                                     --------------------------------------------------------------------------------
Total from investment operations          .36           (2.33)         (.72)         1.95           .92          1.54(a)
                                     --------------------------------------------------------------------------------
Less distributions from:
 Net investment income                   (.07)           (.10)         (.05)         (.05)            -             -
 Realized capital gains                     -                -         (.67)        (1.12)         (.17)            -
                                     --------------------------------------------------------------------------------
Total distributions                      (.07)           (.10)         (.72)        (1.17)         (.17)            -
                                     --------------------------------------------------------------------------------
Net asset value at
 end of period                       $   5.76        $   5.47      $   7.90      $   9.34      $   8.56      $   7.81
                                     ================================================================================
Total return (%)*                        6.54          (29.37)        (8.80)        24.24(b)      11.92         24.56
Net assets at
 end of period (000)                 $626,419        $590,330      $817,210      $540,817      $151,754      $115,515
Ratios to average
 net assets:**
 Expenses (%)(c),(e)                     1.30(d)         1.26          1.20          1.16(b)       1.00          1.00
 Expenses, excluding
   reimbursements (%)(e)                 1.47(d)         1.63          1.41          1.47(b)       1.68          1.68
 Net investment
   income (loss) (%)                      .51(d)         1.83          1.26           .83           .56          (.62)
Portfolio turnover (%)                    113             285           210           223           240           166

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **  For the six-month period ended January 31, 2010, average net assets were $639,740,000.
(a)  Calculated using average shares.
(b)  For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c)  Effective December 1, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.30%
     of the Fund's average net assets. Prior to December 1, 2008, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.20% of the Fund's average net assets from December 1, 2006, through
     November 30, 2008; and to 1.00% prior to December 1, 2006.
(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         (.00%)(+)       (.00%)(+)     (.00%)(+)     (.00%)(+)     (.00%)(+)     (.05%)
     (+) Represents less than 0.01% of average net assets.

================================================================================

38  | USAA CAPITAL GROWTH FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2009, through
January 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                    BEGINNING            ENDING           DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE      AUGUST 1, 2009 -
                                  AUGUST 1, 2009     JANUARY 31, 2010    JANUARY 31, 2010
                                  -------------------------------------------------------

Actual                              $1,000.00           $1,065.40             $6.77

Hypothetical
 (5% return before expenses)         1,000.00            1,018.65              6.61

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 6.54% for the six-month period of August 1, 2009, through January 31, 2010.

================================================================================

40  | USAA CAPITAL GROWTH FUND

================================================================================

TRUSTEES                                Christopher W. Claus
                                        Barbara B. Dreeben
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                          USAA Investment Management Company
INVESTMENT ADVISER,                     P.O. Box 659453
UNDERWRITER, AND                        San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                           State Street Bank and Trust Company
ACCOUNTING AGENT                        P.O. Box 1713
                                        Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                             Ernst & Young LLP
REGISTERED PUBLIC                       100 West Houston St., Suite 1800
ACCOUNTING FIRM                         San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                             Under "Products & Services"
SELF-SERVICE 24/7                       click "Investments," then
AT USAA.COM                             "Mutual Funds"

OR CALL                                 Under "My Accounts" go to
(800) 531-USAA                          "Investments." View account balances,
         (8722)                         or click "I want to...," and select
                                        the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at
USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i)
at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at
USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms
N-Q also may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

      USAA
      9800 Fredericksburg Road                              --------------
      San Antonio, TX 78288                                    PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   36843-0310                                (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2010

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:     March 31, 2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /S/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     April 1, 2010
         ------------------------------

By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     March 31, 2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.